Interest and Finance Costs	6 Months Ended
Jun. 30, 2025
Interest And Finance Costs
Interest and Finance Costs

13.	Interest and Finance Costs:

The amounts in the accompanying unaudited interim Condensed Consolidated Statements of Comprehensive Income are analyzed as follows:

	Six months ended June 30,
	2024	2025
Interest on long-term debt (Note 7)	$2,935	$2,800
Amortization of financing costs	114	115
Financing fees and charges	24	29
Total	$3,073	$2,944